Related Party Transactions and Arrangements (Summary of Selling Commissions and Former Dealer Manager Fees) (Details) - Total commissions and fees from the Former Dealer Manager - Realty Capital Securities, LLC - Former Dealer Manager - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Fees paid to related parties	$ 0	$ 0	$ 81,728
Payable	$ 0	$ 0